Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2024
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income
(1)	Details of interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Financial assets at FVTPL	106,698	192,094	236,793
Financial assets at FVTOCI	632,615	999,407	1,281,642
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	244,331	543,789	624,006
Interest on loans	13,109,022	18,042,706	19,116,813
Interest of other receivables	46,637	81,045	111,031

Sub-total	13,399,990	18,667,540	19,851,850

Securities at amortized cost	515,246	782,513	643,056

Sub-total	13,915,236	19,450,053	20,494,906

Total	14,654,549	20,641,554	22,013,341

Summary of Interest Expense
(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Interest on deposits due to customers	4,120,811	8,738,249	9,599,529
Interest on borrowings	598,185	1,294,710	1,351,612
Interest on debentures	1,036,191	1,507,108	1,760,003
Other interest expense	195,090	348,588	398,694
Interest on lease liabilities	7,693	10,359	17,167

Total	5,957,970	11,899,014	13,127,005